Matthews India Fund	September 30, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 99.0%

	Shares	Value

FINANCIALS: 35.9%
Banks: 22.6%
HDFC Bank, Ltd.	2,201,057	$40,367,198
ICICI Bank, Ltd.	3,383,883	38,768,472
Axis Bank, Ltd.	2,097,399	26,107,884
IndusInd Bank, Ltd.	1,273,549	21,831,990
Kotak Mahindra Bank, Ltd.	679,361	14,157,892
Federal Bank, Ltd.	5,800,109	10,252,015
Bandhan Bank, Ltd.[b,c]	1,212,572	3,662,222

		155,147,673

Consumer Finance: 12.3%
Shriram Finance, Ltd.	1,757,419	40,556,483
Cholamandalam Investment and Finance Co., Ltd.	1,158,600	16,947,251
Bajaj Finance, Ltd.	180,636	16,943,394
Mahindra & Mahindra Financial Services, Ltd.	2,803,846	10,141,637

		84,588,765

Insurance: 1.0%
PB Fintech, Ltd.[d]	738,241	6,781,788

Total Financials		246,518,226

INFORMATION TECHNOLOGY: 13.7%
IT Services: 13.7%
Infosys, Ltd.	1,840,398	31,627,824
Tata Consultancy Services, Ltd.	553,579	23,439,751
LTIMindtree, Ltd.[b,c]	188,436	11,773,726
Persistent Systems, Ltd.	163,008	11,327,806
Coforge, Ltd.	139,815	8,560,138
HCL Technologies, Ltd.	498,562	7,389,402

Total Information Technology		94,118,647

CONSUMER DISCRETIONARY: 13.1%
Automobiles: 6.2%
Maruti Suzuki India, Ltd.	151,894	19,366,383
Bajaj Auto, Ltd.	192,961	11,736,624
TVS Motor Co., Ltd.	633,355	11,573,322

		42,676,329

Textiles, Apparel & Luxury Goods: 2.1%
Titan Co., Ltd.	384,115	14,529,935

Automobile Components: 2.1%
Sona Blw Precision Forgings, Ltd.[b,c]	1,348,851	9,457,533
Divgi Torqtransfer Systems, Ltd.	370,364	4,629,398

		14,086,931

Hotels, Restaurants & Leisure: 2.0%
Restaurant Brands Asia, Ltd.[d]	5,756,100	8,630,549
Lemon Tree Hotels, Ltd.[b,c,d]	3,478,314	4,748,178

		13,378,727

Specialty Retail: 0.7%
Shankara Building Products, Ltd.	593,801	5,127,898

Total Consumer Discretionary		89,799,820

	Shares	Value

HEALTH CARE: 10.7%
Pharmaceuticals: 5.2%
Neuland Laboratories, Ltd.	522,353	$23,083,174
Sun Pharmaceutical Industries, Ltd.	894,041	12,445,474

		35,528,648

Life Sciences Tools & Services: 3.3%
Syngene International, Ltd.[b,c]	1,590,229	15,369,743
Divi’s Laboratories, Ltd.	152,389	6,893,531

		22,263,274

Health Care Equipment & Supplies: 2.2%
Poly Medicure, Ltd.	926,203	15,305,278

Total Health Care		73,097,200

CONSUMER STAPLES: 9.4%
Personal Care Products: 4.7%
Hindustan Unilever, Ltd.	683,892	20,282,223
Dabur India, Ltd.	1,389,626	9,207,649
Bajaj Consumer Care, Ltd.	1,063,948	2,881,621

		32,371,493

Food Products: 4.0%
Britannia Industries, Ltd.	248,955	13,595,450
Nestle India, Ltd.	49,587	13,420,451

		27,015,901

Tobacco: 0.7%
ITC, Ltd.	920,713	4,919,395

Total Consumer Staples		64,306,789

INDUSTRIALS: 6.2%
Machinery: 2.8%
Ashok Leyland, Ltd.	4,399,810	9,357,050
Thermax, Ltd.	175,649	6,569,038
Cummins India, Ltd.	159,066	3,241,781

		19,167,869

Professional Services: 1.4%
Latent View Analytics, Ltd.[d]	1,975,634	9,735,711

Transportation Infrastructure: 1.3%
Gujarat Pipavav Port, Ltd.	5,896,635	8,800,077

Electrical Equipment: 0.4%
ABB India, Ltd.	62,590	3,083,275

Industrial Conglomerates: 0.3%
Siemens, Ltd.	39,150	1,728,408

Total Industrials		42,515,340

MATERIALS: 5.3%
Chemicals: 2.7%
Asian Paints, Ltd.	261,395	9,935,204
PI Industries, Ltd.	207,710	8,627,239

		18,562,443

Metals & Mining: 1.6%
APL Apollo Tubes, Ltd.	556,384	10,867,608

1	MATTHEWS ASIA FUNDS

Matthews India Fund	September 30, 2023

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
Construction Materials: 1.0%
Ramco Cements, Ltd.	654,421	$7,153,316

Total Materials		36,583,367

ENERGY: 4.7%
Oil, Gas & Consumable Fuels: 4.7%
Reliance Industries, Ltd.	1,139,656	32,086,642

Total Energy		32,086,642

TOTAL COMMON EQUITIES		679,026,031

(Cost $537,792,116)

NON-CONVERTIBLE CORPORATE BONDS: 0.0%

	Face Amount*

CONSUMER STAPLES: 0.0%
Food Products: 0.0%
Britannia Industries, Ltd., Series N3
5.500%, 06/03/2024	INR 1,996,476	23,664

Total Consumer Staples		23,664

TOTAL NON-CONVERTIBLE CORPORATE BONDS		23,664

(Cost $27,435)

TOTAL INVESTMENTS: 99.0%		679,049,695
(Cost $537,819,551)

CASH AND OTHER ASSETS, LESS LIABILITIES: 1.0%		7,082,287

NET ASSETS: 100.0%		$686,131,982

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2023, the aggregate value is $45,011,402, which is 6.56% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

*	All Values in USD unless otherwise specified.

INR	Indian Rupee

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

matthewsasia.com | 800.789.ASIA	2